Offerings - Offering: 1	Feb. 21, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common Stock, par value $0.0001 per share
Amount Registered | shares	11,041,860
Proposed Maximum Offering Price per Unit	53.21
Maximum Aggregate Offering Price	$ 587,537,370.60
Fee Rate	0.01531%
Amount of Registration Fee	$ 89,951.97
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Registrant's Class A common stock, par value $0.0001 per share (the "Class A Common Stock"), that become issuable under the Registrant's 2020 Equity Incentive Plan ("the Equity Incentive Plan") as a result of any stock dividend, stock split, recapitalization, or other similar transaction effected without the receipt of consideration that results in an increase to the number of outstanding shares of Registrant's Class A Common Stock, as applicable. (2) Represents shares of Class A Common Stock that were automatically added to the shares reserved for issuance under the Equity Incentive Plan on January 1, 2025 pursuant to an "evergreen" provision in the Equity Incentive Plan. (3) Estimated solely for the purpose of calculating the registration fee in accordance with Rules 457(c) and 457(h) of the Securities Act. The amount of the registration fee is based on a price of $53.21 per share, which is the average of the high and low prices of the Registrant's Class A Common Stock as reported by the New York Stock Exchange on February 21, 2025.